Pension Benefits (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefit (Textual) [Abstract]
Cost recognized for defined contribution pension plans	$ 18.3	$ 17.1	$ 15.0
Income from change in retirement plan obligation	3.7
Amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	(0.2)
Accumulated benefit obligation	100.4	114.3
Estimations of contributions into benefit plan during 2012	$ 10.7
Growth oriented assets	70.00%
Defensive assets	30.00%
Norwegian Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Ownership of Defined Benefit Pension Assets	75.00%
Australia Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Ownership of Defined Benefit Pension Assets	25.00%